Other Financial Data (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other Financial Data [Abstract]
Pension plans	$ 818	$ 732
Deferred income taxes	592	764
Postretirement plans, excluding current portion	337	361
Other	709	664
Total	$ 2,456	$ 2,521